ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2014	2013

Accounts receivable	$55,638,744	$49,536,253
Less: allowance for doubtful accounts	(1,874,330)	(1,336,177)
Accounts receivable, net	$53,764,414	$48,200,076

As of December 31, 2014 and 2013, a net book value of $2,440,612 and $4,961,722, respectively, of accounts receivable were used as collateral for the Company's short-term bank loans.

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2014	2013

Beginning balance	$1,336,177	$1,277,091
Provision/(Reverse) for doubtful accounts	538,153	59,086
Ending balance	$1,874,330	$1,336,177